Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 1,438	$ 23,562	$ (13,167)	$ 11,833
Balance (in Shares) at Dec. 31, 2020		14,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption			(23,562)	(61,209,296)	(61,232,858)
Net income (loss)				26,396,594	26,396,594
Balance at Dec. 31, 2021		$ 1,438		(34,825,869)	(34,824,431)
Balance (in Shares) at Dec. 31, 2021		14,375,000
Net income (loss)				4,266,373	4,266,373
Balance at Mar. 31, 2022		$ 1,438		(30,559,496)	(30,558,058)
Balance (in Shares) at Mar. 31, 2022		14,375,000
Balance at Dec. 31, 2021		$ 1,438		(34,825,869)	(34,824,431)
Balance (in Shares) at Dec. 31, 2021		14,375,000
Net income (loss)					14,919,699
Balance at Sep. 30, 2022		$ 1,438		(23,301,659)	(23,300,221)
Balance (in Shares) at Sep. 30, 2022		14,375,000
Balance at Dec. 31, 2021		$ 1,438		(34,825,869)	(34,824,431)
Balance (in Shares) at Dec. 31, 2021		14,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption				(8,360,070)	(8,360,070)
Net income (loss)				18,686,195	18,686,195
Balance at Dec. 31, 2022		$ 1,438		(24,499,744)	(24,498,306)
Balance (in Shares) at Dec. 31, 2022		14,375,000
Balance at Mar. 31, 2022		$ 1,438		(30,559,496)	(30,558,058)
Balance (in Shares) at Mar. 31, 2022		14,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption				(795,374)	(795,374)
Net income (loss)				5,427,246	5,427,246
Balance at Jun. 30, 2022		$ 1,438		(25,927,624)	(25,926,186)
Balance (in Shares) at Jun. 30, 2022		14,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption				(2,600,115)	(2,600,115)
Net income (loss)				5,226,080	5,226,080
Balance at Sep. 30, 2022		$ 1,438		(23,301,659)	(23,300,221)
Balance (in Shares) at Sep. 30, 2022		14,375,000
Balance at Dec. 31, 2022		$ 1,438		(24,499,744)	(24,498,306)
Balance (in Shares) at Dec. 31, 2022		14,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption				(6,641,206)	(6,641,206)
Net income (loss)				(712,950)	(712,950)
Balance at Mar. 31, 2023		$ 1,438		(31,853,900)	(31,852,462)
Balance (in Shares) at Mar. 31, 2023		14,375,000
Balance at Dec. 31, 2022		$ 1,438		(24,499,744)	(24,498,306)
Balance (in Shares) at Dec. 31, 2022		14,375,000
Net income (loss)					5,588,537
Balance at Sep. 30, 2023		$ 1,438		(34,492,681)	(34,491,243)
Balance (in Shares) at Sep. 30, 2023		14,375,000
Balance at Mar. 31, 2023		$ 1,438		(31,853,900)	(31,852,462)
Balance (in Shares) at Mar. 31, 2023		14,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption				(3,646,852)	(3,646,852)
Net income (loss)				2,636,616	2,636,616
Balance at Jun. 30, 2023		$ 1,438		(32,864,136)	(32,862,698)
Balance (in Shares) at Jun. 30, 2023		14,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption				(5,293,416)	(5,293,416)
Net income (loss)				3,664,871	3,664,871
Balance at Sep. 30, 2023		$ 1,438		$ (34,492,681)	$ (34,491,243)
Balance (in Shares) at Sep. 30, 2023		14,375,000